                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                         Harborside Financial Center,
                                 3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2010
                               ------------------------

Item 1. Reports to Stockholders

       2010 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES


     High Watermark Funds
     2015 High Watermark Fund
     2020 High Watermark Fund
     SunAmerica
     Alternative Strategies Fund

                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


                    MESSAGE FROM THE PRESIDENT..........  1
                    EXPENSE EXAMPLE.....................  3
                    STATEMENT OF ASSETS AND LIABILITIES.  5
                    STATEMENT OF OPERATIONS.............  7
                    STATEMENT OF CHANGES IN NET ASSETS..  8
                    FINANCIAL HIGHLIGHTS................  9
                    PORTFOLIO OF INVESTMENTS............ 12
                    NOTES TO FINANCIAL STATEMENTS....... 20

        A MESSAGE FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the semi-annual report for the SunAmerica Alternative Strategies Fund and the SunAmerica High Watermark Funds for the six-month period ended April 30, 2010. These unique Funds offer investors important tools with which to potentially enhance overall portfolio diversification and manage risk.

The SunAmerica Alternative Strategies Fund is an open-end mutual fund that seeks to provide long-term total return by utilizing an actively-managed, quantitative investment process to provide commodity and hedge fund exposure.+ The Fund may provide investors with a way to achieve diversification in their overall portfolio since the returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments.

The High Watermark Funds, pursuant to a proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management LLC, seek to provide investors with risk-controlled exposure to the S&P 500 Index* in addition to downside protection and a target maturity. Furthermore, the Funds, subject to certain conditions, offer a feature that is designed to preserve principal and investment gains over the life of each Fund. The High Watermark Funds do not purchase individual equity securities but rather invest in S&P 500 Index futures and related options, and also invest in high-quality, fixed income instruments. Therefore, it is important to understand the broad movements of the S&P 500, the U.S. government bond market, and each Fund's asset allocation in order to evaluate the performance. It is also worth noting that the proprietary methodology used by Trajectory continued to result in a very low level of equity exposure for the High Watermark Funds during the semi-annual period.

During the period, the 2015 High Watermark Fund was closed to new investments. The Board of Directors determined that, as a result of market conditions, such action was in the best interests of the Fund and its shareholders. It is important to remember that while investors are not restricted from selling shares as a result of the closing of the Fund, any shares redeemed prior to the Fund's Protected Maturity Date, which is August 31, 2015, will not be entitled to receive the protected High Watermark Value on those shares.

The six-month period showed a range of returns among the Funds' relevant asset classes. The period was a strong one for the equity markets as low interest rates and solid corporate earnings helped to a fuel the S&P 500 to a 15.66% return. In contrast, the Citigroup 10-Year U.S. Treasury Benchmark Index* returned -0.51% as yields rose from 3.20% at the beginning of the semi-annual period and ended the period at 3.65% on April 30, 2010. Looking at commodities, the S&P GSCI Light Energy Total Return Index* returned 3.56% for the six-month period, and hedge funds were up a bit more with the Hedge Fund Research Equal Weighted Strategies Index* returning 4.66% for the same period. Also germane is the Barclays Capital U.S. 1-3 Year Government Bond Index*, which returned 0.85% for the same six-month period.

On the following pages are unaudited financial statements and portfolio information for the High Watermark Funds and the SunAmerica Alternative Strategies Fund for the semi-annual period ended April 30, 2010. We believe that these funds provide investors with important tools for enhancing overall portfolio diversification and managing risk. Be sure to consult with your financial adviser to make certain that your portfolio is tailored to fit your individual investment goals. Given the volatility the markets have experienced in recent years, this is more important than ever.

Thank you for including SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

--------
+ Please see Note 13 to the financial statements for information regarding a pending change to the Alternative Strategies Fund's principal investment strategies.

Past performance is no guarantee of future results. Diversification does not guarantee a profit nor protect against a loss.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The CITIGROUP 10-YEAR U.S. TREASURY BENCHMARK INDEX is one of the Citigroup U.S. Treasury Benchmark (On-the-Run) Indexes. These indexes measure total returns for the current 2-, 3-, 5-, 7-, 10-, and 30-year On-the-Run Treasuries that have been in existence for the entire month. The S&P GOLDMAN SACHS COMMODITY INDEX (GSCI) LIGHT ENERGY TOTAL RETURN (TR) INDEX is a sub-index of the S&P GOLDMAN SACHS COMMODITY INDEX (GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The combination of these attributes provides investors with a representative and realistic picture of realizable returns attainable in the commodities markets. Individual components qualify for inclusion in the S&P GSCI on the basis of liquidity and are weighted by their respective world production quantities. The principles behind the construction of the index are public and designed to allow easy and cost-efficient investment implementation. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting these eight hedge strategies with fixed weights for each strategy; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The BARCLAYS CAPITAL U.S. 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. Securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices). Inclusions: Public obligations of the U.S. Treasury with a remaining maturity of one year or more. Publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indices are not managed and an investor cannot invest directly in an index.

The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

On each High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark
Value. Each High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the High Watermark Funds nor SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.

The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund linked instruments.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2010 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2009 and held until April 30, 2010.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2010" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2010" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                           ACTUAL                                    HYPOTHETICAL
                                         ------------------------------------------- --------------------------------------------
                                                                       EXPENSES PAID                ENDING ACCOUNT  EXPENSES PAID
                                                        ENDING ACCOUNT  DURING THE                   VALUE USING A   DURING THE
                                           BEGINNING     VALUE USING    SIX MONTHS     BEGINNING    HYPOTHETICAL 5%  SIX MONTHS
                                         ACCOUNT VALUE  ACTUAL RETURN      ENDED     ACCOUNT VALUE  ASSUMED RETURN      ENDED
                                         AT NOVEMBER 1,  AT APRIL 30,    APRIL 30,   AT NOVEMBER 1,  AT APRIL 30,     APRIL 30,
                                              2009           2010          2010*          2009           2010           2010*
                                         -------------- -------------- ------------- -------------- --------------- -------------
2015 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00      $1,010.68       $ 6.73       $1,000.00       $1,018.10       $ 6.76
  Class C#..............................   $1,000.00      $1,006.62       $ 9.95       $1,000.00       $1,014.88       $ 9.99
  Class I#..............................   $1,000.00      $1,011.66       $ 4.39       $1,000.00       $1,020.43       $ 4.41
2020 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00      $  997.58       $ 7.78       $1,000.00       $1,017.01       $ 7.85
  Class C#..............................   $1,000.00      $  994.86       $10.98       $1,000.00       $1,013.79       $11.08
  Class I#..............................   $1,000.00      $1,000.84       $ 5.46       $1,000.00       $1,019.34       $ 5.51
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................   $1,000.00      $1,031.12       $ 8.66       $1,000.00       $1,016.27       $ 8.60
  Class C#..............................   $1,000.00      $1,027.56       $11.91       $1,000.00       $1,013.04       $11.83
  Class W#..............................   $1,000.00      $1,031.96       $ 7.66       $1,000.00       $1,017.26       $ 7.60




                                           EXPENSE
                                         RATIO AS OF
                                          APRIL 30,
                                            2010*
                                         -----------
2015 HIGH WATERMARK FUND
  Class A#..............................    1.35%
  Class C#..............................    2.00%
  Class I#..............................    0.88%
2020 HIGH WATERMARK FUND
  Class A#..............................    1.57%
  Class C#..............................    2.22%
  Class I#..............................    1.10%
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................    1.72%
  Class C#..............................    2.37%
  Class W#..............................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2010" and the "Expense Ratios" would have been higher.
@  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2010 (UNAUDITED)

                                                                                                      SUNAMERICA
                                                                         2015 HIGH     2020 HIGH     ALTERNATIVE
                                                                         WATERMARK     WATERMARK   STRATEGIES FUND#
                                                                       ------------  ------------  ----------------
ASSETS:
Investments at value (unaffiliated)*.................................. $203,474,869  $ 63,411,164    $318,939,031
Repurchase agreements (cost approximates value).......................      164,000     1,296,000      11,530,057
                                                                       ------------  ------------    ------------
 Total investments....................................................  203,638,869    64,707,164     330,469,088
                                                                       ------------  ------------    ------------
Cash..................................................................          512           909             308
Receivable for:
 Shares of beneficial interest sold...................................           --        45,452       1,228,779
 Dividends and interest...............................................           --            --         930,451
 Investments sold.....................................................    1,736,760            --              --
Prepaid expenses and other assets.....................................        6,005         5,300           5,934
Due from investment adviser for expense reimbursements/fee waivers....       62,764        15,678          53,398
                                                                       ------------  ------------    ------------
 Total assets.........................................................  205,444,910    64,774,503     332,687,958
                                                                       ------------  ------------    ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed...............................      468,967       165,896         166,244
 Investment advisory and management fees..............................      109,876        34,137         312,724
 Distribution and service maintenance fees............................       99,661        25,417         106,558
 Transfer agent fees and expenses.....................................       46,366        16,369          66,505
 Trustees' fees and expenses..........................................        1,860           558           1,852
 Prudential Global Funding, Inc. (Note 1).............................       59,164        18,381              --
 Other accrued expenses...............................................       62,940        12,664          82,226
Variation margin on futures contracts.................................        1,095         1,095         177,803
Call and put options written, at value @..............................           --            --       1,611,819
                                                                       ------------  ------------    ------------
 Total liabilities....................................................      849,929       274,517       2,525,731
                                                                       ------------  ------------    ------------
NET ASSETS............................................................ $204,594,981  $ 64,499,986    $330,162,227
                                                                       ============  ============    ============
NET ASSETS REPRESENTED BY:
Paid-in capital.......................................................  224,143,076    85,279,506     312,596,535
Accumulated undistributed net investment income (loss)................      886,581       398,844        (693,935)
Accumulated undistributed net realized gain (loss) on investments,
 futures and options contracts........................................  (26,265,756)  (23,440,953)      8,899,724
Unrealized appreciation (depreciation) on investments.................    5,829,197     2,260,706       6,832,078
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts............................................        1,883         1,883       2,527,825
                                                                       ------------  ------------    ------------
NET ASSETS............................................................ $204,594,981  $ 64,499,986    $330,162,227
                                                                       ============  ============    ============
* Cost
 Investments (unaffiliated)........................................... $197,645,672  $ 61,150,458    $312,106,953
                                                                       ============  ============    ============
@ Premiums received on options written................................          $--  $         --    $  1,412,241
                                                                       ============  ============    ============

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                                              SUNAMERICA
                                                    2015 HIGH   2020 HIGH    ALTERNATIVE
                                                    WATERMARK   WATERMARK  STRATEGIES FUND#
                                                   ----------- ----------- ----------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $98,935,877 $36,767,714   $283,732,528
Shares of beneficial interest issued and
 outstanding......................................  10,194,298   4,560,408     27,017,002
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge).................................... $      9.71 $      8.06   $      10.50
Maximum sales charge (5.75% of offering price).... $      0.59 $      0.49   $       0.64
                                                   ----------- -----------   ------------
Maximum offering price to public.................. $     10.30 $      8.55   $      11.14
                                                   =========== ===========   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $79,485,993 $15,127,587   $ 30,336,750
Shares of beneficial interest issued and
 outstanding......................................   8,228,134   1,884,781      2,904,828
Net asset value, offering and redemption price
 per share (excluding any applicable contingent
 deferred sales charge)........................... $      9.66 $      8.03   $      10.44
                                                   =========== ===========   ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $26,173,111 $12,604,685   $         --
Shares of beneficial interest issued and
 outstanding......................................   2,683,199   1,558,812             --
Net asset value, offering and redemption price
 per share........................................ $      9.75 $      8.09   $         --
                                                   =========== ===========   ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $        -- $        --   $ 16,092,949
Shares of beneficial interest issued and
 outstanding......................................          --          --      1,530,086
Net asset value, offering and redemption price
 per share........................................ $        -- $        --   $      10.52
                                                   =========== ===========   ============

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2010
        (UNAUDITED)

                                                                              2015 HIGH   2020 HIGH     SUNAMERICA
                                                                              WATERMARK   WATERMARK    ALTERNATIVE
                                                                                FUND        FUND     STRATEGIES FUND#
                                                                             ----------  ----------  ----------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $       --  $       --    $   669,651
Interest (unaffiliated).....................................................  2,981,477   1,119,909      2,158,548
                                                                             ----------  ----------    -----------
 Total investment income*...................................................  2,981,477   1,119,909      2,828,199
                                                                             ----------  ----------    -----------
Expenses:
 Investment advisory and management fees....................................    698,788     211,613      1,724,470
 Distribution and service maintenance fees:.................................
   Class A..................................................................    180,824      64,984        451,160
   Class C..................................................................    421,147      78,448        126,916
 Service Fees:
   Class I..................................................................     34,318      15,360             --
   Class W..................................................................         --          --         10,394
 Transfer agent fees and expenses:
   Class A..................................................................    119,021      44,341        294,387
   Class C..................................................................     97,207      19,230         30,810
   Class I..................................................................     30,774      14,110             --
   Class W..................................................................         --          --         16,355
 Registration fees
   Class A..................................................................      9,467       7,375         18,729
   Class C..................................................................      7,759       5,336          5,681
   Class I..................................................................      4,986       4,942             --
   Class W..................................................................         --          --          5,014
 Custodian and accounting fees..............................................     27,904      14,290         48,375
 Reports to shareholders....................................................     19,318       6,472         19,751
 Audit and tax fees.........................................................     18,325      18,323         28,215
 Legal fees.................................................................     17,642      10,851         30,585
 Fees paid to Prudential Global Funding, Inc. (Note 1)......................    376,271     113,945             --
 Trustees' fees and expenses................................................     13,122       3,934         16,523
 Other expenses.............................................................     11,500       8,801         19,551
                                                                             ----------  ----------    -----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments and custody credits.........................................  2,088,373     642,355      2,846,916
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 4)........................................................   (427,279)   (110,173)      (223,661)
   Custody credits earned on cash balances..................................         (1)         (0)            (5)
                                                                             ----------  ----------    -----------
   Net expenses.............................................................  1,661,093     532,182      2,623,250
                                                                             ----------  ----------    -----------
Net investment income (loss)................................................  1,320,384     587,727        204,949
                                                                             ----------  ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................    766,585          73     12,511,495
Net realized gain (loss) on futures contracts and written options contracts.      6,664       6,664      2,024,450
                                                                             ----------  ----------    -----------
Net realized gain (loss) on investments.....................................    773,249       6,737     14,535,945
                                                                             ----------  ----------    -----------
Change in unrealized appreciation (depreciation) on investments.............   (155,721)   (805,165)    (8,596,138)
Change in unrealized appreciation (depreciation) on futures contracts and
 written options contracts..................................................      1,315       1,315      3,009,542
                                                                             ----------  ----------    -----------
Net unrealized gain (loss) on investments...................................   (154,406)   (803,850)    (5,586,596)
                                                                             ----------  ----------    -----------
Net realized and unrealized gain (loss) on investments......................    618,843    (797,113)     8,949,349
                                                                             ----------  ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............  1,939,227    (209,386)   $ 9,154,298
                                                                             ==========  ==========    ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- APRIL 30, 2010

                                                                                                   SUNAMERICA ALTERNATIVE
                                          2015 HIGH WATERMARK FUND   2020 HIGH WATERMARK FUND         STRATEGIES FUND#
                                         --------------------------  ------------------------  -----------------------------
                                         FOR THE SIX                 FOR THE SIX               FOR THE SIX
                                         MONTHS ENDED     FOR THE    MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE PERIOD
                                          APRIL 30,     YEAR ENDED    APRIL 30,   YEAR ENDED    APRIL 30,      NOVEMBER 4,
                                             2010       OCTOBER 31,      2010     OCTOBER 31,      2010       2008@ THROUGH
                                         (UNAUDITED)       2009      (UNAUDITED)     2009      (UNAUDITED)   OCTOBER 31, 2009
                                         ------------  ------------  ------------ -----------  ------------  ----------------
OPERATIONS:
 Net investment income (loss)........... $  1,320,384  $  3,017,986  $   587,727  $ 1,098,912  $    204,949    $     34,112
 Net realized gain (loss) on investments      773,249     3,067,801        6,737   (4,118,493)   14,535,945      (5,636,221)
 Net unrealized gain (loss) on
   investments..........................     (154,406)    9,422,681     (803,850)   8,174,866    (5,586,596)     14,946,499
                                         ------------  ------------  -----------  -----------  ------------    ------------
Net Increase (decrease) in net assets
 resulting from operations..............    1,939,227    15,508,468     (209,386)   5,155,285     9,154,298       9,344,390
                                         ------------  ------------  -----------  -----------  ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)........   (1,665,114)   (1,739,111)    (646,560)    (813,455)     (889,037)             --
 Net investment income (Class C)........     (754,683)     (912,472)    (176,460)    (219,641)           --              --
 Net investment income (Class I)........     (529,049)     (556,548)    (263,803)    (277,527)           --              --
 Net investment income (Class W)........           --            --           --           --       (72,685)             --
 Net realized gain on securities (Class
   A)...................................           --            --           --           --            --              --
 Net realized gain on securities (Class
   C)...................................           --            --           --           --            --              --
 Net realized gain on securities (Class
   I)...................................           --            --           --           --            --              --
 Net realized gain on securities (Class
   W)...................................           --            --           --           --            --              --
                                         ------------  ------------  -----------  -----------  ------------    ------------
Total distributions to shareholders.....   (2,948,846)   (3,208,131)  (1,086,823)  (1,310,623)     (961,722)             --
                                         ------------  ------------  -----------  -----------  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM TRUST SHARE
 TRANSACTIONS (NOTE 7)..................  (19,736,547)  (11,382,804)  (2,011,025)   1,413,712    54,496,539     258,128,722
                                         ------------  ------------  -----------  -----------  ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.  (20,746,166)      917,533   (3,307,234)   5,258,374    62,689,115     267,473,112

NET ASSETS:
Beginning of period.....................  225,341,147   224,423,614   67,807,220   62,548,846   267,473,112              --
                                         ------------  ------------  -----------  -----------  ------------    ------------
End of period+.......................... $204,594,981  $225,341,147  $64,499,986  $67,807,220  $330,162,227    $267,473,112
                                         ============  ============  ===========  ===========  ============    ============
--------
+ Includes accumulated undistributed
 net investment income (loss)........... $    886,581  $  2,515,043  $   398,844  $   897,940  $   (693,935)   $     62,838
                                         ============  ============  ===========  ===========  ============    ============

@  Commencement of operations.
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                                2015 HIGH WATERMARK FUND
                                                                ------------------------
                                                                         CLASS A
                                                                         -------
10/31/05      $10.33     $0.22      $ 0.27      $ 0.49     $(0.04)     $(0.09)    $(0.13) $10.69    4.74%  $ 58,350     1.65%
10/31/06       10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219     1.65
10/31/07       11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199     1.65
10/31/08       11.71      0.18       (1.67)      (1.49)     (0.33)      (0.65)     (0.98)   9.24  (13.76)   110,924     1.65
10/31/09        9.24      0.14        0.53        0.67      (0.15)         --      (0.15)   9.76    7.22    108,280     1.44
04/30/10(5)     9.76      0.07        0.03        0.10      (0.15)         --      (0.15)   9.71    1.07     98,936     1.35(3)
                                                                         CLASS C
                                                                         -------
10/31/05      $10.33     $0.15      $ 0.26      $ 0.41     $(0.03)     $(0.09)    $(0.12) $10.62    3.92%  $ 32,569     2.30%
10/31/06       10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450     2.30
10/31/07       11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232     2.30
10/31/08       11.62      0.11       (1.64)      (1.53)     (0.26)      (0.65)     (0.91)   9.18  (14.18)    86,196     2.30
10/31/09        9.18      0.08        0.52        0.60      (0.10)         --      (0.10)   9.68    6.51     88,676     2.09
04/30/10(5)     9.68      0.04        0.02        0.06      (0.08)         --      (0.08)   9.66    0.66     79,486     2.00(3)
                                                                         CLASS I
                                                                         -------
2/18/05#-
10/31/05      $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269     1.15%(3)
10/31/06       10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097     1.18
10/31/07       11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845     1.18
10/31/08       11.76      0.23       (1.67)      (1.44)     (0.38)      (0.65)     (1.03)   9.29  (13.28)    27,304     1.18
10/31/09        9.29      0.19        0.53        0.72      (0.19)         --      (0.19)   9.82    7.76     28,385     0.97
04/30/10(5)     9.82      0.09        0.02        0.11      (0.18)         --      (0.18)   9.75    1.17     26,173     0.88(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------





    2.12%         1%
    2.94          1
    3.09         14
    1.85         26
    1.48         46
    1.42(3)       0


    1.47%         1%
    2.28          1
    2.44         14
    1.16         26
    0.83         46
    0.77(3)       0



    2.73%(3)      1%
    3.42          1
    3.56         14
    2.34         26
    1.95         46
    1.89(3)       0

--------
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/05 10/31/06 10/31/07 10/31/08 10/31/09 04/30/10(3)(5)
                                         -------- -------- -------- -------- -------- --------------
2015 High Watermark Fund Class A........   0.13%    0.07%    0.08%    0.04%    0.26%       0.35%
2015 High Watermark Fund Class C........   0.14     0.08     0.09     0.05     0.26        0.35
2015 High Watermark Fund Class I........   0.52     0.48     0.42     0.41     0.67        0.73

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/05      $10.29     $0.21      $ 0.45      $ 0.66     $(0.03)     $(0.07)    $(0.10) $10.85    6.42%  $22,847     1.65%
10/31/06       10.85      0.34        1.03        1.37      (0.16)      (0.09)     (0.25)  11.97   12.75    34,897     1.65
10/31/07       11.97      0.37        0.84        1.21      (0.33)      (0.86)     (1.19)  11.99   10.88    41,679     1.65
10/31/08       11.99      0.20       (3.30)      (3.10)     (0.36)      (0.79)     (1.15)   7.74  (28.39)   37,762     1.65
10/31/09        7.74      0.14        0.50        0.64      (0.16)         --      (0.16)   8.22    8.32    38,471     1.59
04/30/10(5)     8.22      0.07       (0.09)      (0.02)     (0.14)         --      (0.14)   8.06   (0.24)   36,768     1.57(3)
                                                                        CLASS C
                                                                        -------
10/31/05      $10.29     $0.15      $ 0.44      $ 0.59     $(0.02)     $(0.07)    $(0.09) $10.79    5.73%  $ 9,008     2.30%
10/31/06       10.79      0.26        1.03        1.29      (0.09)      (0.09)     (0.18)  11.90   12.07    14,751     2.30
10/31/07       11.90      0.30        0.83        1.13      (0.27)      (0.86)     (1.13)  11.90   10.10    15,411     2.30
10/31/08       11.90      0.13       (3.27)      (3.14)     (0.28)      (0.79)     (1.07)   7.69  (28.82)   14,330     2.30
10/31/09        7.69      0.08        0.50        0.58      (0.11)         --      (0.11)   8.16    7.59    16,839     2.24
04/30/10(5)     8.16      0.05       (0.09)      (0.04)     (0.09)         --      (0.09)   8.03   (0.51)   15,127     2.22(3)
                                                                        CLASS I
                                                                        -------
2/18/05#-
10/31/05      $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $ 5,841     1.15%(3)
10/31/06       10.89      0.39        1.04        1.43      (0.20)      (0.09)     (0.29)  12.03   13.34    10,621     1.18
10/31/07       12.03      0.43        0.83        1.26      (0.38)      (0.86)     (1.24)  12.05   11.32    13,135     1.18
10/31/08       12.05      0.25       (3.31)      (3.06)     (0.41)      (0.79)     (1.20)   7.79  (27.97)   10,457     1.18
10/31/09        7.79      0.17        0.50        0.67      (0.20)         --      (0.20)   8.26    8.66    12,497     1.12
04/30/10(5)     8.26      0.09       (0.09)       0.00      (0.17)         --      (0.17)   8.09    0.08    12,605     1.10(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------





    2.07%         0%
    3.06          0
    3.27          4
    2.05         50
    1.68         14
    1.87(3)       0


    1.41%         0%
    2.42          0
    2.62          4
    1.41         50
    1.03         14
    1.22(3)       0



    2.73%(3)      0%
    3.55          0
    3.74          4
    2.53         50
    2.15         14
    2.35(3)       0

--------
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/05 10/31/06 10/31/07 10/31/08 10/31/09 04/30/10(3)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.43%    0.19%    0.17%    0.15%    0.23%       0.25%
2020 High Watermark Fund Class C........   0.50     0.22     0.21     0.20     0.26        0.29
2020 High Watermark Fund Class I........   0.87     0.65     0.53     0.59     0.64        0.66

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                            SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                            ---------------------------------------
                                                                            CLASS A
                                                                            -------
11/04/08@-
10/31/09      $10.00     $ 0.00      $0.22      $0.22      $   --        $--      $   --  $10.22   2.20%   $235,868
04/30/10(5)    10.22       0.01       0.31       0.32       (0.04)        --       (0.04)  10.50   3.11     283,733
                                                                            CLASS C
                                                                            -------
11/04/08@-
10/31/09      $10.00     $(0.03)     $0.19      $0.16      $   --        $--      $   --  $10.16   1.60%   $ 19,728
04/30/10(5)    10.16      (0.02)      0.30       0.28          --         --          --   10.44   2.76      30,337
                                                                            CLASS W
                                                                            -------
11/04/08@-
10/31/09      $10.00     $ 0.04      $0.21      $0.25      $   --        $--      $   --  $10.25   2.50%   $ 11,877
04/30/10(5)    10.25       0.02       0.31       0.33       (0.06)        --       (0.06)  10.52   3.20      16,093

                      RATIO
                      OF NET
    RATIO OF        INVESTMENT
    EXPENSE         INCOME TO
   TO AVERAGE        AVERAGE      PORTFOLIO
NET ASSETS(3)(4) NET ASSETS(3)(4) TURNOVER
---------------- ---------------- ---------






      1.72%            0.02%         51%
      1.72             0.19          71



      2.37%           (0.34)%        51%
      2.37            (0.48)         71



      1.52%            0.50%         51%
      1.52             0.38          71

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                               10/31/09(3) 04/30/10(3)(5)
                                               ----------- --------------
      SunAmerica Alternative Strategies Fund
       Class A................................    0.24%         0.14%
      SunAmerica Alternative Strategies Fund
       Class C................................    0.40          0.19
      SunAmerica Alternative Strategies Fund
       Class W................................    0.68          0.21

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2015 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      United States Treasury Bonds. 75.8%
                      United States Treasury Bills. 12.6
                      Resolution Funding Corp......  8.0
                      Federal Home Loan Mtg. Corp..  3.0
                      Repurchase Agreement.........  0.1
                                                    ----
                                                    99.5%
                                                    ====

CREDIT QUALITY+#

                         Government -- Treasury. 87.2%
                         Government -- Agency... 12.8
                                                 ----
                                                  100%
                                                 ====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2015 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 -- (UNAUDITED)

                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT      (NOTE 3)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 11.0%
        FEDERAL HOME LOAN MTG. CORP. -- 3.0%
           zero coupon due 11/24/14............ $ 2,260,000 $  1,967,041
           zero coupon due 06/01/15............   5,000,000    4,250,820
                                                            ------------
                                                               6,217,861
                                                            ------------
        RESOLUTION FUNDING -- 8.0%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/15............  19,054,000   16,288,102
                                                            ------------
        TOTAL U.S. GOVERNMENT AGENCIES
           (cost $22,218,516)..................               22,505,963
                                                            ------------
        U.S. GOVERNMENT TREASURIES -- 75.8%
        UNITED STATES TREASURY BONDS -- 75.8%
          U.S. Treasury Bond STRIPS
           zero coupon due 08/15/15............  89,413,000   77,713,577
           zero coupon due 08/15/15............  89,142,000   77,461,902
                                                            ------------
        TOTAL U.S. GOVERNMENT TREASURIES
           (cost $149,633,978).................              155,175,479
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $171,852,494).................              177,681,442
                                                            ------------
        SHORT-TERM INVESTMENT SECURITIES -- 12.6%
        U.S. GOVERNMENT TREASURIES -- 12.6%
          United States Treasury Bills
           0.10% due 05/20/10(1)...............   4,800,000    4,799,707
           0.12% due 05/20/10(1)...............   7,000,000    6,999,572
           0.16% due 08/05/10..................  14,000,000   13,994,148
                                                            ------------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
           (cost $25,793,178)..................               25,793,427
                                                            ------------

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 3)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 0.1%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.01%, dated 04/30/10, to
      be repurchased 05/03/10 in the amount of
      $164,000 and collateralized by $165,000 of
      Federal Home Loan Bank Bonds, bearing
      interest at 4.38%, due 09/17/10 and having an
      approximate value of $168,333
      (cost $164,000)................................ $164,000  $    164,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $197,809,672)(2).........................     99.5%  203,638,869
   Other assets less liabilities.....................      0.5       956,112
                                                      --------  ------------
   NET ASSETS                                            100.0% $204,594,981
                                                      ========  ============

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
NUMBER OF                                             VALUE AT     VALUE AT     APPRECIATION
CONTRACTS TYPE     DESCRIPTION      EXPIRATION MONTH TRADE DATE APRIL 30, 2010 (DEPRECIATION)
--------- ---- -------------------- ---------------- ---------- -------------- --------------
    1     Long S&P 500 E-Mini Index    June 2010      $57,287      $59,170         $1,883
                                                                                   ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2010 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 --SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                          --------------------- ----------------- --------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies...............        $   --           $ 22,505,963             $--          $ 22,505,963
  U.S. Government Treasuries.............            --            155,175,479              --           155,175,479
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --             25,793,427              --            25,793,427
Repurchase Agreements....................            --                164,000              --               164,000
Other Financial Instruments@
  Open Futures Contracts -- Appreciation.         1,883                     --              --                 1,883
                                                 ------           ------------             ---          ------------
TOTAL                                            $1,883           $203,638,869             $--          $203,640,752
                                                 ======           ============             ===          ============

--------
@ Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      United States Treasury Bonds.  74.4%
                      United States Treasury Bills.  17.0
                      Resolution Funding...........   6.9
                      Repurchase Agreement.........   2.0
                                                    -----
                                                    100.3%
                                                    =====

CREDIT QUALITY+#

                         Government -- Treasury.  91.4%
                         Government -- Agency...   8.6
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 6.9%
        RESOLUTION FUNDING -- 6.9%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/20
           (cost $4,630,788)................... $ 7,000,000 $ 4,442,501
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 74.4%
        UNITED STATES TREASURY BONDS -- 74.4%
          U.S. Treasury Bond STRIPS
           zero coupon due 08/15/20
           (cost $45,521,821)..................  72,890,000  47,970,731
                                                            -----------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $50,152,609)..................              52,413,232
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 17.0%
        U.S. GOVERNMENT TREASURIES -- 17.0%
          United States Treasury Bills
           0.10% due 05/20/10(1)...............   5,000,000   4,999,717
           0.13% due 05/20/10(1)...............   2,000,000   1,999,887
           0.16% due 08/05/10..................   4,000,000   3,998,328
                                                            -----------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
           (cost $10,997,849)..................              10,997,932
                                                            -----------

                                                      PRINCIPAL     VALUE
                SECURITY DESCRIPTION                   AMOUNT      (NOTE 3)
  --------------------------------------------------------------------------
  REPURCHASE AGREEMENT -- 2.0%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.01%, dated 04/30/10, to
     be repurchased 05/03/10 in the amount of
     $1,296,001 and collateralized by $1,300,000
     of Federal Home Loan Bank Bonds, bearing
     interest at 4.38% due 09/17/10 and having an
     approximate value of $1,326,260
     (cost $1,296,000).............................. $1,296,000  $ 1,296,000
                                                                 -----------
  TOTAL INVESTMENTS
     (cost $62,446,458)(2)..........................      100.3%  64,707,164
  Liabilities in excess of other assets.............       (0.3)    (207,178)
                                                     ----------  -----------
  NET ASSETS                                              100.0% $64,499,986
                                                     ==========  ===========

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------
                                                                           UNREALIZED
NUMBER OF                           EXPIRATION  VALUE AT     VALUE AT     APPRECIATION
CONTRACTS TYPE     DESCRIPTION        MONTH    TRADE DATE APRIL 30, 2010 (DEPRECIATION)
--------- ---- -------------------- ---------- ---------- -------------- --------------
    1     Long S&P 500 E-Mini Index June 2010   $57,287      $59,170         $1,883
                                                                             ======

The following is the summary of inputs used to value the Fund's net assets as of April 30, 2010 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 --SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                          --------------------- ----------------- --------------------- -----------
Long-Term Investment Securities:
  U.S. Government Agencies...............        $   --            $ 4,442,501             $--          $ 4,442,501
  U.S. Government Treasuries.............            --             47,970,731              --           47,970,731
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --             10,997,932              --           10,997,932
Repurchase Agreements....................            --              1,296,000              --            1,296,000
Other Financial Instruments@
  Open Futures Contracts -- Appreciation.         1,883                     --              --                1,883
                                                 ------            -----------             ---          -----------
TOTAL                                            $1,883            $64,707,164             $--          $64,709,047
                                                 ======            ===========             ===          ===========

--------
@ Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2010** -- (UNAUDITED)

INDUSTRY ALLOCATION*

                    Federal Home Loan Mtg. Corp......  27.6%
                    Federal National Mtg. Assoc......  20.8
                    Federal Home Loan Bank...........  14.4
                    Federal Farm Credit Bank.........   8.3
                    Exchange Traded Funds............   7.6
                    Commodity Index -- Linked Notes..   5.0
                    United States Treasury Bills.....   4.5
                    United States Treasury Notes.....   4.5
                    Repurchase Agreements............   3.5
                    Hedge Fund Index -- Linked Notes.   3.4
                    U.S. Corporate Bonds & Notes.....   0.5
                                                      -----
                                                      100.1%
                                                      =====

CREDIT QUALITY+#

                         Government -- Treasury.  6.3%
                         Government -- Agency... 88.8
                         AAA....................  0.6
                         Not Rated@.............  4.3
                                                 ----
                                                  100%
                                                 ====

--------
* Calculated as a percentage of net assets
** Consolidated; See Note 2 and Note 11.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010** -- (UNAUDITED)



                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES -- 0.5%
        General Electric Capital Corp.
         FDIC Guar. Notes
         0.55% due 06/08/12(1).................... $ 1,000,000 $ 1,006,145
        General Electric Capital Corp.
         FDIC Guar. Notes
         2.20% due 06/08/12.......................     500,000     510,865
                                                               -----------
      TOTAL U.S. CORPORATE BONDS & NOTES
         (cost $1,499,797)........................               1,517,010
                                                               -----------
      COMMODITY INDEX-LINKED NOTES -- 5.0%
        Credit Suisse New York
         (Indexed to the S&P GSCI Official Close
         Index Total Return)
         Senior Notes
         0.05% due 12/13/10(1)(2).................   3,000,000   3,069,831
        Swedish Export Credit
         (Indexed to the S&P GSCI Official Close
         Index Total Return)
         Notes
         0.08% due 04/26/11(1)(2).................  12,000,000  13,301,418
                                                               -----------
      TOTAL COMMODITY INDEX-LINKED NOTES
         (cost $15,000,000).......................              16,371,249
                                                               -----------
      HEDGE FUND INDEX-LINKED NOTES -- 3.4%
        Deutsche Bank AG London
         (Indexed to the HFRX Global Hedge Fund
         Index)
         Bank Guaranteed Notes
         zero coupon due 09/14/12(2)(7)(9)
         (cost $10,000,000).......................  10,000,000  11,252,200
                                                               -----------
      U.S. GOVERNMENT AGENCIES -- 71.1%
      FEDERAL FARM CREDIT BANK -- 8.3%
         2.00% due 04/29/13.......................  10,000,000  10,001,700
         3.20% due 12/11/15.......................  10,000,000   9,977,930
         4.88% due 02/18/11.......................   7,000,000   7,238,770
                                                               -----------
                                                                27,218,400
                                                               -----------
      FEDERAL HOME LOAN BANK -- 14.4%
         1.00% due 11/25/14(3)....................   5,360,000   5,366,780
         2.00% due 10/05/12.......................  10,000,000  10,056,820
         2.00% due 03/04/13(7)....................   7,000,000   7,007,889
         2.13% due 09/03/13.......................  20,000,000  20,092,380
         2.75% due 08/12/13.......................   5,000,000   5,103,845
                                                               -----------
                                                                47,627,714
                                                               -----------
      FEDERAL HOME LOAN MTG. CORP. -- 27.6%
         1.50% due 01/07/11.......................   5,000,000   5,031,060
         1.60% due 10/15/12.......................  10,000,000  10,001,750
         2.13% due 08/26/13(7)....................  12,000,000  12,042,072
         2.13% due 10/07/13(7)....................   7,000,000   7,033,376
         2.20% due 12/17/13.......................  10,000,000   9,963,340
         2.88% due 04/01/15.......................  12,000,000  12,016,176
         3.00% due 02/17/15.......................  15,000,000  15,092,505
         3.13% due 04/22/15.......................  20,000,000  20,080,560
                                                               -----------
                                                                91,260,839
                                                               -----------

                                                     SHARES/
                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT      (NOTE 3)
     ---------------------------------------------------------------------
     FEDERAL NATIONAL MTG. ASSOC. -- 20.8%
        0.99% due 04/30/15(4)..................... $ 7,000,000 $  7,000,210
        2.00% due 01/09/12........................   5,000,000    5,082,980
        2.00% due 09/28/12........................  10,000,000   10,052,380
        2.00% due 02/19/13........................  10,000,000   10,021,670
        2.38% due 07/06/12........................  10,000,000   10,032,052
        2.40% due 02/12/14........................  10,000,000   10,053,790
        3.25% due 01/20/15(7).....................   6,375,000    6,414,640
        3.50% due 08/25/14........................  10,000,000   10,091,218
                                                               ------------
                                                                 68,748,940
                                                               ------------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $233,888,222).......................              234,855,893
                                                               ------------
     U.S. GOVERNMENT TREASURIES -- 4.5%
     UNITED STATES TREASURY NOTES -- 4.5%
        0.63% due 04/15/13 TIPS(8)................   1,538,130    1,579,467
        1.13% due 06/30/11........................   2,000,000    2,014,296
        1.50% due 07/15/12........................   1,000,000    1,010,234
        1.63% due 01/15/15 TIPS(8)................   1,475,617    1,557,813
        1.88% due 07/15/13 TIPS(8)................   1,652,112    1,760,532
        1.88% due 07/15/15 TIPS(8)................   1,448,564    1,551,887
        2.00% due 01/15/14 TIPS(8)................   1,524,887    1,633,179
        2.00% due 07/15/14 TIPS(8)................   1,494,779    1,607,237
        2.63% due 06/30/14........................   1,000,000    1,021,562
        3.25% due 06/30/16........................   1,000,000    1,021,250
                                                               ------------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $13,640,969)........................               14,757,457
                                                               ------------
     EXCHANGE TRADED FUNDS -- 7.6%
       iShares Barclays MBS Bond Fund.............      93,300   10,014,822
       iShares iBoxx $ High Yield Corporate Bond
        Fund......................................      63,700    5,694,780
       iShares iBoxx Investment Grade Corporate
        Bond Fund.................................      61,900    6,642,489
       SPDR Barclays Capital High Yield Bond ETF..      70,900    2,849,471
                                                               ------------
     TOTAL EXCHANGE TRADED FUNDS
        (cost $23,102,403)........................               25,201,562
                                                               ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $297,131,391).......................              303,955,371
                                                               ------------
     SHORT-TERM INVESTMENT SECURITIES -- 4.5%
     U.S. GOVERNMENT TREASURIES -- 4.5%
       United States Treasury Bills
        0.27% due 08/26/10(5).....................   3,000,000    2,998,209
        0.28% due 08/26/10(5).....................   5,000,000    4,997,015
        0.34% due 12/16/10(5)(7)..................   2,000,000    1,996,696
        0.41% due 12/16/10(5)(7)..................   5,000,000    4,991,740
                                                               ------------
     TOTAL SHORT-TERM INVESTMENT SECURITIES
        (cost $14,975,562)........................               14,983,660
                                                               ------------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010** -- (UNAUDITED) (CONTINUED)



                                                     PRINCIPAL     VALUE
               SECURITY DESCRIPTION                   AMOUNT      (NOTE 3)
  --------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 3.5%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.01% dated 04/30/10 to
     be repurchased 05/03/10 in the amount of
     $4,831,004 and collateralized by $995,000 of
     Federal Home Loan Bank Notes, bearing
     interest at 4.38%, due 9/17/10 and
     $3,920,000 of United States Treasury Bills,
     bearing interest at 0.20%, due 10/28/10 and
     having an approximate aggregate value of
     $4,931,179.................................... $4,831,000  $  4,831,000
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.01% dated 04/30/10 to
     be repurchased 05/03/10 in the amount of
     $6,699,057 and collateralized by $6,835,000
     of United States Treasury Bills, bearing
     interest at 0.15%, due 07/08/10 and having
     an approximate value of $6,833,093(7).........  6,699,057     6,699,057
                                                                ------------
  TOTAL REPURCHASE AGREEMENTS
     (cost $11,530,057)............................               11,530,057
                                                                ------------
  TOTAL INVESTMENTS
     (cost $323,637,010)(6)........................      100.1%  330,469,088
  Liabilities in excess of other assets............       (0.1)     (306,861)
                                                    ----------  ------------
  NET ASSETS.......................................      100.0%  330,162,227
                                                    ==========  ============

--------
** Consolidated; See Note 2 and Note 11
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2010.
(2)Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 3.
(3)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2010.
(4)Variable Rate Security -- the rate reflected is as of April 30, 2010, maturity date reflects the stated maturity date.
(5)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)See Note 6 for cost of investments on a tax basis.
(7)All or a portion of this security is owned by the SunAmerica Alternative Strategies Cayman Fund Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(8)Principal amount of security is adjusted for inflation.
(9)Illiquid security, at April 30, 2010 the aggregate value of these securities was $11,252,200 representing 3.4% of net assets.
FDIC -- Federal Deposit Insurance Corporation
GSCI -- Goldman Sachs Commodity Index
HFRX-- Hedge Fund Research Index
TIPS -- Treasury Inflation Protected Securities

OPEN CALL OPTION CONTRACTS WRITTEN AT APRIL 30, 2010 WERE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------
                                                                                VALUE AT     UNREALIZED
                                                   STRIKE  NUMBER OF  PREMIUMS  APRIL 30,   APPRECIATION
            ISSUE(7)              EXPIRATION MONTH PRICE   CONTRACTS  RECEIVED    2010     (DEPRECIATION)
--------------------------------- ---------------- ------- --------- ---------- ---------- --------------
Corn Futures July 2010               June 2010     $400.00     21    $   11,288 $   11,025   $     263
Cotton # 2 Futures July 2010         June 2010       85.00      4         3,950      5,100      (1,150)
Gasoline RBOB Futures June 2010      May 2010       240.00     22        48,510     64,033     (15,523)
Heating Oil Futures December 2010  November 2010    230.00     20       136,500    257,292    (120,792)
Sugar # 11 Futures July 2010         June 2010       19.00     12         6,048      1,479       4,569
WTI Crude Futures June 2010          May 2010        80.00     35       176,750    228,550     (51,800)
WTI Crude Futures June 2010          May 2010        85.00    129       482,140    358,620     123,520
WTI Crude Futures September 2010    August 2010      95.00     14        49,280     51,660      (2,380)
WTI Crude Futures December 2010    November 2010     90.00     44       330,000    393,800     (63,800)
WTI Crude Futures December 2010    November 2010     85.00     18       117,000    212,760     (95,760)
                                                              ---    ---------- ----------   ---------
                                                              319    $1,361,466 $1,584,319   $(222,853)
                                                              ===    ========== ==========   =========

OPEN PUT OPTION CONTRACTS WRITTEN AT APRIL 30, 2010 WERE AS FOLLOWS:
------------------------------------------------------------------------------------------ --------------
                                                                                VALUE AT     UNREALIZED
                                                   STRIKE  NUMBER OF  PREMIUMS  APRIL 30,   APPRECIATION
            ISSUE(7)              EXPIRATION MONTH PRICE   CONTRACTS  RECEIVED    2010     (DEPRECIATION)
--------------------------------- ---------------- ------- --------- ---------- ---------- --------------
Wheat Futures July 2010              June 2010     $450.00    100    $   50,775 $   27,500   $  23,275
                                                              ===    ========== ==========   =========

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010** -- (UNAUDITED) (CONTINUED)


OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
NUMBER OF                                                              VALUE AT      VALUE AT     APPRECIATION
CONTRACTS TYPE              DESCRIPTION              EXPIRATION MONTH TRADE DATE  APRIL 30, 2010 (DEPRECIATION)
--------- ----- ---------------------------------    ---------------- ----------- -------------- --------------
   6      Long  Aluminum HG Futures(7)                  June 2010     $   342,850  $   335,925     $   (6,925)
   30     Long  Australian $ Currency Futures           June 2010       2,707,245    2,761,500         54,255
   35     Long  Brent Crude Futures(7)                December 2010     2,866,650    3,195,150        328,500
   27     Short British Pound Currency Futures          June 2010       2,544,156    2,577,319        (33,163)
   36     Long  Copper HG Futures(7)                    July 2010       3,254,400    3,018,150       (236,250)
   21     Long  Corn Futures(7)                         July 2010         382,713      394,013         11,300
   4      Long  Cotton # 2 Futures(7)                   July 2010         162,855      168,260          5,405
   197    Long  E-MINI MSCI EAFE Index Futures          June 2010      15,378,774   15,026,175       (352,599)
   16     Long  E-MINI MSCI Emerging Markets Futures    June 2010         795,234      806,400         11,166
   165    Long  E-MINI S&P 500 Index Futures            June 2010       9,522,392    9,763,050        240,658
   44     Long  E-MINI S&P MidCap 400 Futures           June 2010       3,453,215    3,615,040        161,825
   15     Short EURO FX Currency Futures                June 2010       2,547,135    2,495,250         51,885
   38     Long  Gas Oil Futures(7)                    December 2010     2,699,025    2,898,450        199,425
   23     Long  Gasoline RBOB Futures(7)                June 2010       2,116,266    2,317,820        201,554
   27     Long  Gold 100 OZ Futures(7)                  June 2010       2,959,910    3,187,890        227,980
   21     Long  Heating Oil Futures(7)                December 2010     1,993,480    2,168,662        175,182
   20     Short Japanese Yen Currency Futures           June 2010       2,665,430    2,662,750          2,680
   1      Long  Lead Futures(7)                         June 2010          55,725       55,456           (269)
   6      Long  Lean Hogs Futures(7)                    June 2010         200,100      207,180          7,080
   9      Long  Live Cattle Futures(7)                  June 2010         336,210      339,210          3,000
   1      Long  Nickel Futures(7)                       June 2010         132,360      157,650         25,290
   51     Long  NIKKEI 225 Futures                      June 2010       2,694,231    2,806,275        112,044
   47     Long  RUSSELL 2000 MINI Index Futures         June 2010       3,166,892    3,362,851        195,959
   6      Long  Soybean Futures(7)                      July 2010         292,612      299,700          7,088
   12     Long  Sugar # 11 Futures(7)                   July 2010         232,288      203,616        (28,672)
   23     Short U.S. Treasury Long Bond Futures         June 2010       2,673,681    2,738,438        (64,757)
   100    Short Wheat Futures(7)                        July 2010       2,439,137    2,515,000        (75,863)
   164    Long  WTI Crude Futures(7)                    June 2010      13,214,510   14,128,600        914,090
   41     Long  WTI Crude Futures(7)                    July 2010       3,511,520    3,622,760        111,240
   19     Long  WTI Crude Futures(7)                  September 2010    1,689,240    1,717,790         28,550
   62     Long  WTI Crude Futures(7)                  December 2010     5,231,720    5,683,540        451,820
   2      Long  Zinc Futures(7)                         June 2010         115,550      113,475         (2,075)
                                                                                                   ----------
                                                                                                   $2,727,403
                                                                                                   ==========

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2010 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS       TOTAL
                                          --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  U.S. Corporate Bonds & Notes...........      $        --        $  1,517,010             $--           $  1,517,010
  Commodity Index-Linked Notes...........               --          16,371,249              --             16,371,249
  Hedge Fund Index-Linked Notes..........               --          11,252,200              --             11,252,200
  U.S. Government Agencies...............               --         234,855,893              --            234,855,893
  U.S. Government Treasuries.............               --          14,757,457              --             14,757,457
  Exchange Traded Funds..................       25,201,562                  --              --             25,201,562
Short-Term Investment Securities:
  U.S. Government Treasuries.............               --          14,983,660              --             14,983,660
Repurchase Agreements....................               --          11,530,057              --             11,530,057
Other Financial Instruments@
  Written Call Options -- Appreciation...          128,352                  --              --                128,352
  Written Call Options -- Depreciation...         (351,205)                 --              --               (351,205)
  Written Put Options -- Appreciation....           23,275                  --              --                 23,275
  Open Futures Contracts -- Appreciation.        3,527,975                  --              --              3,527,975
  Open Futures Contracts -- Depreciation.         (800,573)                 --              --               (800,573)
                                               -----------        ------------             ---           ------------
TOTAL                                          $27,729,386        $305,267,526             $--           $332,996,912
                                               ===========        ============             ===           ============

--------
** Consolidated; See Note 2 and Note 11.
@ Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust.+ The Trust consists of three different investment funds (each, a "Fund" and collectively, the "Funds") as of April 30, 2010. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: 2020 High Watermark Fund and SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"). The 2015 High Watermark Fund (together with the 2020 High Watermark Fund, the "High Watermark Funds") was voluntarily closed to new investments effective as of the close of business on February 12, 2010. The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). Each Fund seeks high total return as a secondary objective. The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the High Watermark Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the High Watermark Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met.

   If the NAV of a High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the High Watermark Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the High Watermark Funds' ability to meet the Payment Undertaking.

   The High Watermark Funds are subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the High Watermark Funds' subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the High Watermark Funds' assets will be insufficient to allow a High Watermark Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the High Watermark Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   If a High Watermark Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. As described under
   Note 4, SunAmerica has contractually agreed to reduce its fees in the event that a High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the High Watermark Fund's fixed income


--------
+ Effective February 26, 2010, the name of the Trust was changed from AIG Series Trust to SunAmerica Specialty Series.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   securities, and the High Watermark Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the High Watermark Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and a High Watermark Fund is within three years of its initial Protected Maturity Date, the High Watermark Fund can terminate early. If a High Watermark Fund terminates early under these circumstances, the High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the High Watermark Fund or continuing to operate the High Watermark Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date Early High Watermark Fund Termination.

   Please refer to the High Watermark Funds' prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, Master Agreement and the early closure and termination conditions.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide commodity and hedge fund exposure and by investing in U.S. Government Securities and other fixed income securities./1/

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments there under, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to

--------
/1/ Please see Note 13 for information regarding a pending change to the Alternative Strategies Fund's principal investment strategies.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund Ltd.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Subsidiary was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Subsidiary. As of April 30, 2010, net assets of the Alternative Strategies Fund were $330,162,227 of which approximately $56,310,902, or approximately 17.1%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or subadviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
   Level 3 -- Significant unobservable inputs (including inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of April 30, 2010 are reported on a schedule following the Portfolio of Investments.

   DERIVATIVE INSTRUMENTS:

   The following tables represent the value of derivatives held that are subject to the provisions of Accounting Standards Codification ASC 815-10-50 Disclosures About Derivative Instruments and Hedging Activities as of April 30, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six month period ending April 30, 2010:

                                                         2015 HIGH WATERMARK FUND
                         ------------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                         -------------------------------------------- ---------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES         STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)                LOCATION                 VALUE               LOCATION                 VALUE
-----------------------  -------------------------------------- ----- -------------------------------------- ------
Equity Contracts(2)(3).. Variation margin on futures contracts   $--  Variation margin on futures contracts  $1,095
                                                                 ===                                         ======

                                                                                                       CHANGE IN UNREALIZED
                                                                                                           APPRECIATION
                                                                                                        (DEPRECIATION) ON
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                               $6,664                   $1,315
                                                                                     ======                   ======

--------
(1)The Fund's derivative contracts held during the six months ended April 30, 2010 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for equity futures contracts was $50.
(3)The variation margin on futures contracts is included in the cumulative appreciation of $1,883 as reported in the Portfolio of Investments.

                                                         2020 HIGH WATERMARK FUND
                         ------------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                         -------------------------------------------- ---------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES         STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)                LOCATION                 VALUE               LOCATION                 VALUE
-----------------------  -------------------------------------- ----- -------------------------------------- ------
Equity Contracts(2)(3).. Variation margin on futures contracts   $--  Variation margin on futures contracts  $1,095
                                                                 ===                                         ======

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                                                                       CHANGE IN UNREALIZED
                                                                                                           APPRECIATION
                                                                                                        (DEPRECIATION) ON
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                               $6,664                   $1,315
                                                                                     ======                   ======

--------
(1)The Fund's derivative contracts held during the six months ended April 30, 2010 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for equity futures contracts was $50.
(3)The variation margin on futures contracts is included in the cumulative appreciation of $1,883 as reported in the Portfolio of Investments.

                                                          SUNAMERICA ALTERNATIVE STRATEGIES FUND
                            ---------------------------------------------------------------------------------------------------
                                           ASSET DERIVATIVES                               LIABILITY DERIVATIVES
                            ------------------------------------------------ --------------------------------------------------
                             STATEMENTS OF ASSETS AND LIABILITIES             STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)(3)                LOCATION                   VALUE                 LOCATION                    VALUE
--------------------------  --------------------------------------- -------- --------------------------------------- ----------
   Equity Contracts(2)..... Variation margin on futures contracts   $     -- Variation margin on futures contracts   $  569,305
   Interest Rate
    Contracts(2)........... Variation margin on futures contracts         -- Variation margin on futures contracts       31,494
   Commodity
    Contracts(2)........... Variation margin on futures contracts    422,996 Variation margin on futures contracts           --
                            Call and put options written, at value        -- Call and put options written, at value   1,611,819
                                                                    --------                                         ----------
                                                                    $422,996                                         $2,212,618
                                                                    ========                                         ==========

                                                                                                       CHANGE IN UNREALIZED
                                                                                                           APPRECIATION
                                                                                                        (DEPRECIATION) ON
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                             $2,298,250               $1,144,690
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures contracts and options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                               (253,697)                 (56,017)
 Commodity
  Contracts(2).......... Net realized gain (loss) on futures contracts and options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                (20,103)               1,920,869
                                                                                   ----------               ----------
                                                                                   $2,024,450               $3,009,542
                                                                                   ==========               ==========

--------
(1)The Fund's derivative contracts held during the six months ended April 30, 2010 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for equity futures, interest rate futures, commodity futures and written options contracts were $28,320, $8,197,917, $4,038,506 and $1,772,000, respectively.
(3)The variation margin on futures contracts is included in the cumulative appreciation of $2,727,403 as reported in the Portfolio of Investments.

      FUTURES CONTRACTS. The Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity, bond or commodity markets, or to hedge against changes in interest rates, prices of stocks, bonds, commodities, other instruments, or currency rates, or to enhance income or total return. As of April 30, 2010, the following

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   Funds had open futures contracts: 2015 High Watermark Fund, 2020 High Watermark Fund and SunAmerica Alternative Strategies Fund, which are reported on a schedule following the Portfolio of Investments.

   A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Common futures contracts include interest rate futures, single stock futures, stock index futures, commodity futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A commodity futures contract is an agreement between two parties whereby one party agrees to buy an asset from the other party at a later date at a price and quantity agreed upon when the contract is made. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

   A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

   The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(s). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

      OPTIONS. The Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. As of April 30, 2010, the SunAmerica Alternative Strategies Fund had open options contracts.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

   Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   Transactions in options written during the period ended April 30, 2010 are summarized as follows:

                                                     ALTERNATIVE STRATEGIES FUND
                                                     ---------------------------
                                                     NUMBER OF      PREMIUMS
                                                     CONTRACTS      RECEIVED
                                                     ---------      ----------
Options outstanding at October 31, 2009.............     --        $       --
Options written.....................................    581         1,539,243
Options terminated in closing purchase transactions.    162           127,002
Options expired.....................................     --                --
Options exercised...................................     --                --
                                                        ---         ----------
Options outstanding at April 30, 2010...............    419        $1,412,241
                                                        ===         ==========

      COMMODITY-LINKED AND HEDGE FUND-LINKED NOTES. The Alternative Strategies Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

   REPURCHASE AGREEMENTS: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of the High Watermark Funds and Alternative Strategies Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to SunAmerica with respect to High Watermark Funds and Alternative Strategies Fund are computed daily and payable monthly and are as follows: 0.65% of the average daily net assets of the High Watermark Funds and 1.00% of the average daily net assets of the Alternative Strategies Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   The Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the Subsidiary to SunAmerica (the "Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place. For the period ended April 30, 2010, the amount of advisory fees waived was $239,230.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the August 25, 2009 board meeting to continue in effect until October 31, 2010.

   Pursuant to the Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC ("Pelagos") (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos. Pelagos' fee will be 0.40% of the average daily net assets of the Fund. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Subsidiary is in place.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average daily net assets. Annual Fund operating expenses do not include extraordinary expenses as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                     PERCENTAGE
----                                     ----------
2015 High Watermark Class A.............    1.65%
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
SunAmerica Alternative Strategies Class
 A......................................    1.72
SunAmerica Alternative Strategies Class
 C......................................    2.37
SunAmerica Alternative Strategies Class
 W......................................    1.52

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Fund's investors or, with respect to the High Watermark Funds, to prevent an early closure condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the period ended April 30, 2010, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $321,982, and $27,101 for 2015 High Watermark Fund and 2020 High Watermark Fund, respectively.

   Further, any voluntary or contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waiver, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended April 30, 2010, SunAmerica has contractually and voluntarily waived and/or reimbursed expenses as follows:

                                           OTHER
                                          EXPENSES
FUND                                     REIMBURSED
----                                     ----------
2015 High Watermark.....................  $236,256
2020 High Watermark.....................    31,237
SunAmerica Alternative Strategies.......        --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $66,509
2015 High Watermark Class C.............     54,436
2015 High Watermark Class I.............     70,078
2020 High Watermark Class A.............     29,396
2020 High Watermark Class C.............     15,128
2020 High Watermark Class I.............     34,412
SunAmerica Alternative Strategies Class
 A......................................      5,232
SunAmerica Alternative Strategies Class
 C......................................      3,645
SunAmerica Alternative Strategies Class
 W......................................      3,269

   For the period ended April 30, 2010, the amounts recouped by the Adviser are as follows:

FUND
----
SunAmerica Alternative Strategies Class
 A...................................... $27,458
SunAmerica Alternative Strategies Class
 C......................................     257
SunAmerica Alternative Strategies Class
 W......................................      --

   As of April 30, 2010, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark.....................    $527,992
2020 High Watermark.....................      96,083
SunAmerica Alternative Strategies.......     266,606

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $239,080
2015 High Watermark Class C.............     199,420
2015 High Watermark Class I.............     288,443
2020 High Watermark Class A.............     120,808
2020 High Watermark Class C.............      59,289
2020 High Watermark Class I.............     142,687
SunAmerica Alternative Strategies Class
 A......................................      72,515
SunAmerica Alternative Strategies Class
 C......................................      22,219
SunAmerica Alternative Strategies Class
 W......................................      20,661

   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2010, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of each High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended April 30, 2010, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of the Alternative Strategies Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended April 30, 2010, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2010, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         CLASS A                    CLASS A       CLASS C
                          -------------------------------------- ------------- -------------
                                                                  CONTINGENT    CONTINGENT
                           SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                      CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                      -------- -------------- -------------- ------------- -------------
2015 High Watermark...... $ 57,293    $20,244        $ 28,672       $3,585        $3,374
2020 High Watermark......   66,989     24,996          32,174           31           336
SunAmerica Alternative
 Strategies..............  414,107     26,328         327,866           --         6,025

   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2010, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                    PAYABLE AT
FUND                                     EXPENSES APRIL 30, 2010
----                                     -------- --------------
2015 High Watermark Class A............. $113,661    $17,958
2015 High Watermark Class C.............   92,653     14,443
2015 High Watermark Class I.............   30,199      4,787
2020 High Watermark Class A.............   40,847      6,590
2020 High Watermark Class C.............   17,258      2,725
2020 High Watermark Class I.............   13,517      2,239
SunAmerica Alternative Strategies Class
 A......................................  283,587     50,606
SunAmerica Alternative Strategies Class
 C......................................   27,922      5,311
SunAmerica Alternative Strategies Class
 W......................................   15,245      2,799

   At April 30, 2010, The Variable Annuity Life Insurance Company, an affiliate of SunAmerica, owned 99.9% and 98.7% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

   At April 30, 2010, the following affiliates owned a percentage of the outstanding shares of the Alternative Strategies Fund: Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Focused Series, Inc., owned 18.3% and 30.5% of the Class A shares, respectively.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   On March 4, 2009, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders.
   The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2010 were as follows:

                                      PURCHASES         SALES
                                    OF PORTFOLIO    OF PORTFOLIO
                                     SECURITIES      SECURITIES    PURCHASES OF    SALES
                                   (EXCLUDING U.S. (EXCLUDING U.S.     U.S.       OF U.S.
                                     GOVERNMENT      GOVERNMENT     GOVERNMENT   GOVERNMENT
FUND                                 SECURITIES)     SECURITIES)    SECURITIES   SECURITIES
----                               --------------- --------------- ------------ ------------
2015 High Watermark...............   $        --     $        --   $         -- $ 12,089,120
2020 High Watermark...............            --              --             --           --
SunAmerica Alternative Strategies.    19,380,206      35,663,477    250,335,176  151,926,914

Note 6. Federal Income Taxes

   At April 30, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                    2015           2020            SUNAMERICA
                                               HIGH WATERMARK HIGH WATERMARK ALTERNATIVE STRATEGIES
                                                    FUND           FUND               FUND
                                               -------------- -------------- ----------------------
Cost..........................................  $197,809,672   $62,592,644        $323,519,131
                                                ============   ===========        ============
Appreciation..................................     5,829,197     2,448,993           6,879,026
Depreciation..................................            --      (335,764)            (59,418)
                                                ------------   -----------        ------------
Unrealized appreciation (depreciation) -- net.  $  5,829,197   $ 2,113,229        $  6,819,608
                                                ============   ===========        ============

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense and derivative transactions.

                                        DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                               ---------------------------------------- ------------------------
                                             FOR THE PERIOD ENDED OCTOBER 31, 2009
                               -----------------------------------------------------------------
                                            LONG-TERM      UNREALIZED
                                ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
FUND                             INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                           ---------- -------------- -------------- ---------- -------------
2015 High Watermark........... $2,515,043  $(27,038,437)  $ 5,984,918   $3,208,131      $--
2020 High Watermark...........    897,940   (23,300,936)    2,919,685    1,310,623       --
SunAmerica Alternative
 Strategies...................    820,533    (6,807,691)   15,415,746           --       --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of October 31, 2009, which are available to offset future capital gains, if any:

                                                CAPITAL LOSS CARRYFORWARD
                                   ----------------------------------------------------
FUND                               2010 2011 2012 2013 2014 2015    2016        2017
----                               ---- ---- ---- ---- ---- ---- ----------- ----------
2015 High Watermark............... $--  $--  $--  $--  $--  $--  $27,038,437 $       --
2020 High Watermark...............  --   --   --   --   --   --   21,986,511  1,314,425
SunAmerica Alternative Strategies.  --   --   --   --   --   --           --  6,807,691

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                               2015 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------------
                                 CLASS A                   CLASS A                   CLASS C                   CLASS C
                        ------------------------  ------------------------  ------------------------  ------------------------
                                 FOR THE                                             FOR THE
                              PERIOD ENDED                 FOR THE                PERIOD ENDED                 FOR THE
                             APRIL 30, 2010              YEAR ENDED              APRIL 30, 2010              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2009             (UNAUDITED)            OCTOBER 31, 2009
                        ------------------------  ------------------------  ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES         AMOUNT
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------    ------------
Shares
 sold..................    144,148  $  1,400,886   1,519,555  $ 14,689,711     104,319  $  1,022,702   1,132,251    $ 10,906,292

 Reinvested
 shares................    160,460     1,545,228     165,085     1,594,721      69,775       670,534      83,420         803,337
Shares
 redeemed.............. (1,201,881)  (11,661,639) (2,592,629)  (25,048,998) (1,110,660)  (10,700,314) (1,443,921)    (13,866,534)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------    ------------
Net increase (decrease)   (897,273) $ (8,715,525)   (907,989) $ (8,764,566)   (936,566) $ (9,007,078)   (228,250)   $ (2,156,905)
                        ==========  ============  ==========  ============  ==========  ============  ==========    ============

                                     2015 HIGH WATERMARK FUND
                        --------------------------------------------------
                                 CLASS I                   CLASS I
                        ------------------------  ------------------------
                                 FOR THE
                              PERIOD ENDED                 FOR THE
                             APRIL 30, 2010              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2009
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares
 sold..................     66,758  $    651,635     264,637  $  2,567,970

 Reinvested
 shares................     54,767       529,049      57,495       556,548
Shares
 redeemed..............   (329,800)   (3,194,628)   (368,916)   (3,585,851)
                        ----------  ------------  ----------  ------------
Net increase (decrease)   (208,275) $ (2,013,944)    (46,784) $   (461,333)
                        ==========  ============  ==========  ============

                                                               2020 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------------
                                 CLASS A                   CLASS A                   CLASS C                   CLASS C
                        ------------------------  ------------------------  ------------------------  ------------------------
                                 FOR THE                                             FOR THE
                              PERIOD ENDED                 FOR THE                PERIOD ENDED                 FOR THE
                             APRIL 30, 2010              YEAR ENDED              APRIL 30, 2010              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2009             (UNAUDITED)            OCTOBER 31, 2009
                        ------------------------  ------------------------  ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES         AMOUNT
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------    ------------
Shares
 sold..................    206,015  $  1,648,961     807,925  $  6,561,314      46,207  $    367,578     431,592    $  3,470,522

 Reinvested
 shares................     72,147       576,451      83,067       685,308      19,856       158,449      24,228         199,402
Shares
 redeemed..............   (396,799)   (3,175,212) (1,087,930)   (8,822,235)   (245,099)   (1,959,133)   (255,208)     (2,060,931)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------    ------------
Net increase (decrease)   (118,637) $   (949,800)   (196,938) $ (1,575,613)   (179,036) $ (1,433,106)    200,612    $  1,608,993
                        ==========  ============  ==========  ============  ==========  ============  ==========    ============

                                     2020 HIGH WATERMARK FUND
                        --------------------------------------------------
                                 CLASS I                   CLASS I
                        ------------------------  ------------------------
                                 FOR THE
                              PERIOD ENDED                 FOR THE
                             APRIL 30, 2010              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2009
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares
 sold..................    140,137  $  1,123,813     321,379  $  2,612,988

 Reinvested
 shares................     32,975       263,803      33,640       277,527
Shares
 redeemed..............   (126,591)   (1,015,735)   (185,902)   (1,510,183)
                        ----------  ------------  ----------  ------------
Net increase (decrease)     46,521  $    371,881     169,117  $  1,380,332
                        ==========  ============  ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                        SUNAMERICA ALTERNATIVE STRATEGIES FUND
                          --------------------------------------------------------------------------------------------------
                                   CLASS A                   CLASS A                  CLASS C                 CLASS C
                          ------------------------  ------------------------  ----------------------  ----------------------
                                   FOR THE               FOR THE PERIOD               FOR THE             FOR THE PERIOD
                                PERIOD ENDED            NOVEMBER 4, 2008@          PERIOD ENDED          NOVEMBER 4, 2008@
                               APRIL 30, 2010                THROUGH              APRIL 30, 2010              THROUGH
                                 (UNAUDITED)            OCTOBER 31, 2009            (UNAUDITED)          OCTOBER 31, 2009
                          ------------------------  ------------------------  ----------------------  ----------------------
                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  ---------  -----------  ---------  -----------
Shares sold..............  6,153,668  $ 63,546,333  26,389,221  $259,068,225  1,172,193  $12,055,585  2,223,416  $21,614,198
Reinvested shares........     82,505       842,380          --            --         --           --         --           --
Shares redeemed.......... (2,291,482)  (23,691,035) (3,316,910)  (31,269,588)  (208,659)  (2,144,852)  (282,122)  (2,767,462)
                          ----------  ------------  ----------  ------------  ---------  -----------  ---------  -----------
Net increase (decrease)..  3,944,691  $ 40,697,678  23,072,311  $227,798,637    963,534  $ 9,910,733  1,941,294  $18,846,736
                          ==========  ============  ==========  ============  =========  ===========  =========  ===========

                                SUNAMERICA ALTERNATIVE STRATEGIES FUND
                          --------------------------------------------------
                                   CLASS W                   CLASS W
                          ------------------------  ------------------------
                                   FOR THE               FOR THE PERIOD
                                PERIOD ENDED            NOVEMBER 4, 2008@
                               APRIL 30, 2010                THROUGH
                                 (UNAUDITED)            OCTOBER 31, 2009
                          ------------------------  ------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ----------  ------------
Shares sold..............    755,698  $  7,832,799   1,231,692  $ 12,206,154
Reinvested shares........      3,018        30,842          --            --
Shares redeemed..........   (387,708)   (3,975,513)    (72,614)     (722,805)
                          ----------  ------------  ----------  ------------
Net increase (decrease)..    371,008  $  3,888,128   1,159,078  $ 11,483,349
                          ==========  ============  ==========  ============

--------
@  Commencement of operations.

Note 8. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended April 30, 2010.

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2010, none of the Funds participated in this program.

Note 10. Trustees Retirement Plan

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 11. Transactions with Affiliates

   As discussed in Note 2, the Alternative Strategies Fund owned 100% of the Subsidiary. During the period ended April 30, 2010, the Alternative Strategies Fund recorded unrealized gain/(loss) on the investment in the Subsidiary as follows:

                                                                                                            NET ASSETS
                                    NET ASSETS AT                REALIZED    SALES   DIVIDEND UNREALIZED      AS OF
CONSOLIDATED SUBSIDIARY            OCTOBER 31, 2009  PURCHASES  GAIN/(LOSS) PROCEEDS  INCOME  GAIN/(LOSS) APRIL 30, 2010
-----------------------            ---------------- ----------- ----------- -------- -------- ----------- --------------
SunAmerica Alternative Strategies
 Cayman Fund Ltd..................   $38,908,320    $14,000,000     $--       $--      $--    $3,402,582   $56,310,902
                                     ===========    ===========     ===       ===      ===    ==========   ===========

Note 12. Investment Concentration

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S. government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the SunAmerica Alternative Strategies Funds' concentration in U.S. government agencies or instrumentalities, it may be subject to risks associated with the U.S. government. At the end of the period, the Alternative Strategies Fund had 71.1%, of its total net assets invested in such securities.

Note 13. Subsequent Event

   The Board of Trustees of the Trust has approved a change to the Alternative Strategies Fund's principal investment strategies to provide for the addition of a managed futures strategy to the Fund's current investment strategies and techniques, which are described in the Fund's prospectus. As a result of the addition of the managed futures strategy, the Alternative Strategies Fund will be designed to serve as a core alternative investment component within an investor's portfolio and will seek to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government securities and other fixed income securities.

   The Alternative Strategies Fund has filed an amendment to its registration statement with the SEC reflecting the changes to the Fund's investment strategies and techniques and corresponding changes to the Fund's risks. This filing is subject to review by the SEC and is expected to become effective on or about July 6, 2010. Once the changes to the Alternative Strategies Fund's registration statement become effective, shareholders will receive an updated prospectus, which will contain information about the Fund's investment strategies and risks, as amended.

[LOGO] AIG SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Jeffrey S. Burum                        The most recent annual and/or quar-        general information of shareholders of
 Dr. Judith L. Craven                    terly report of Prudential Financial,      the Funds. Distribution of this report
 William F. Devin                        Inc. and Prudential Global Funding,        to persons other than shareholders of
 Samuel M. Eisenstat                     Inc. is available without charge by call-  the Funds is authorized only in con-
 Stephen J. Gutman                       ing (800) 858-8850.                        nection with a currently effective pro-
 Peter A. Harbeck                                                                   spectus, setting forth details of the
 William J. Shea                         VOTING PROXIES ON FUND PORTFOLIO           Funds, which must precede or accom-
                                         SECURITIES                                 pany this report.
OFFICERS                                 A description of the policies and proce-
 John T. Genoy, President and Chief      dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
   Executive Officer                     how to vote proxies related to securities  The Funds have adopted a policy that
 Donna M. Handel, Treasurer              held in a Fund's portfolio, which is       allows them to send only one copy of a
 James Nichols, Vice President           available in the Trust's Statement of      Fund's prospectus, proxy material,
 Gregory N. Bressler, Chief Legal        Additional Information, may be ob-         annual report and semi-annual report
   Officer and Secretary                 tained without charge upon request, by     (the "shareholder documents") to
 Nori L. Gabert, Vice President and      calling (800) 858-8850. The in-            shareholders with multiple accounts
   Assistant Secretary                   formation is also available from the       residing at the same "household." This
 Cynthia A. Gibbons-Skrehot, Vice        EDGAR database on the U.S. Secu-           practice is called householding and
   President and Chief Compliance        rities and Exchange Commission's           reduces Fund expenses, which benefits
   Officer                               website at http://www.sec.gov.             you and other shareholders. Unless the
 Gregory R. Kingston, Vice President                                                Funds receive instructions to the con-
   and Assistant Treasurer               PROXY VOTING RECORD ON FUND                trary, you will only receive one copy of
 Kathleen Fuentes, Assistant Secretary   PORTFOLIO SECURITIES                       the shareholder documents. The Funds
 John E. McLean, Assistant Secretary     Information regarding how the Trust        will continue to household the share-
 Shawn Parry, Assistant Treasurer        voted proxies related to securities held   holder documents indefinitely, until we
 Matthew J. Hackethal, Anti-Money        in the Funds during the most recent        are instructed otherwise. If you do not
   Laundering Compliance Officer         twelve month period ended June 30 is       wish to participate in householding
                                         available, once filed with the U.S.        please contact Shareholder Services at
INVESTMENT ADVISER                       Securities and Exchange Commission,        (800) 858-8850 ext. 6010 or send a
 SunAmerica Asset Management Corp.       without charge, upon request, by call-     written request with your name, the
 Harborside Financial Center             ing (800) 858-8850 or on the U.S.          name of your fund(s) and your account
 3200 Plaza 5                            Securities and Exchange Commission         number(s) to SunAmerica Mutual
 Jersey City, NJ 07311-4992              website at http://www.sec.gov.             Funds c/o BFDS, P.O. Box 219186,
                                                                                    Kansas City MO, 64121-9186. We
DISTRIBUTOR                              DISCLOSURE OF QUARTERLY PORTFOLIO          will resume individual mailings for
 SunAmerica Capital Services, Inc.       HOLDINGS                                   your account within thirty (30) days of
 Harborside Financial Center             The Trust is required to file its com-     receipt of your request.
 3200 Plaza 5                            plete schedule of portfolio holdings
 Jersey City, NJ 07311-4992              with the U.S. Securities and Exchange      The accompanying report has not been
                                         Commission for its first and third fiscal  audited by independent accountants
SHAREHOLDER SERVICING AGENT              quarters on Form N-Q. The Trust's          and accordingly no opinion has been
 SunAmerica Fund Services, Inc.          Forms N-Q are available on the U.S.        expressed thereon.
 Harborside Financial Center             Securities and Exchange Commission
 3200 Plaza 5                            website at www.sec.gov. You can also
 Jersey City, NJ 07311-4992              review and obtain copies of the Forms
                                         N-Q at the U.S. Securities and Ex-
CUSTODIAN AND TRANSFER AGENT             change Commission Public Reference
 State Street Bank and Trust Company     Room in Washington DC (informa
 P.O. Box 5607                           tion on the operation of the Public
 Boston, MA 02110                        Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

[LOGO]


FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.


HWSAN-4/10

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 7, 2010

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 7, 2010